Note 6 - Related Party Notes Payable (Detail) (USD $)	1 Months Ended		12 Months Ended					1 Months Ended				1 Months Ended	12 Months Ended					1 Months Ended	4 Months Ended
	Jul. 31, 2012	Feb. 29, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 02, 2012	Nov. 30, 2010	Feb. 29, 2012 If Converted Prior to Maturity Date or Consumption of Qualified IPO [Member] Related Party BSC Convertible Notes Payable [Member]	Feb. 29, 2012 If Converted In Context Other than Qualified Financing [Member] Related Party BSC Convertible Notes Payable [Member]	Feb. 02, 2012 Qualified Financing from Medtronic, Inc., St. Jude Medical, Inc., or Johnson & Johnson [Member] Related Party BSC Convertible Notes Payable [Member]	Feb. 02, 2012 Other Investors [Member] Related Party BSC Convertible Notes Payable [Member]	Feb. 29, 2012 Related Party BSC Convertible Notes Payable [Member]	Dec. 31, 2012 Related Party BSC Convertible Notes Payable [Member]	Dec. 31, 2011 Related Party BSC Convertible Notes Payable [Member]	Dec. 31, 2010 Related Party BSC Convertible Notes Payable [Member]	Dec. 31, 2009 Related Party BSC Convertible Notes Payable [Member]	Feb. 02, 2012 Related Party BSC Convertible Notes Payable [Member]	Feb. 29, 2012 Related Party 2011 Unsecured Convertible Notes Payable [Member]	Sep. 30, 2011 Related Party 2011 Unsecured Convertible Notes Payable [Member]	Dec. 31, 2011 Related Party 2011 Unsecured Convertible Notes Payable [Member]
Proceeds from Related Party Debt																$ 3,500,000
Debt Instrument, Interest Rate, Stated Percentage							3.50%									10.00%	0.00%		15.00%
Related Party Convertible Notes Payable, Extension Period												3 years
Interest Expense, Related Party													39,499	388,678	356,452
			4,338,601	4,377,294		4,338,601
Maximum Percentage of Cash Proceeds from Qualified Financing Used to Prepay Outstanding Related Party Notes										100.00%	25.00%
Threshold Amount of Qualified Initial Public Offering						20,000,000
Debt Instrument, Convertible, Conversion Ratio								1	1
Debt Instrument, Convertible, Conversion Price (in Dollars per share)																	$ 8.00			$ 0.60
Proceeds from Unsecured Notes Payable																			1,310,000
Warrants Issued During Period (in Shares)	2,727,274		7,652,071	2,122,500	25,444														1,310,000
Term of Related Party Unsecured Convertible Notes Payable																			2 years
Term of Warrants	5 years																		2 years
Warrants Issued During Period, Weighted Average Exercise Price (in Dollars per share)	$ 1.45		$ 1.05	$ 0.29	$ 8.00														$ 0.01
Conversion Price of Unsecured Convertible Notes Payable Upon Consummation of Initial Public Offering																			60.00%
Conversion Price of Unsecured Convertible Notes Payable Upon Consummation of Reverse Merger																			60.00%
Debt Conversion, Original Debt, Amount		10,811,500																1,425,865
Debt Conversion, Converted Instrument, Shares Issued (in Shares)																		2,376,447
Warrants and Rights Outstanding																		486,102
Debt Instrument, Face Amount							3,000,000											1,310,000
Debt Instrument, Unamortized Discount							$ 2,775,300											$ 486,102
Investment Warrants, Exercise Price (in Dollars per share)																		$ 0.01
Share Price (in Dollars per share)																		$ 0.60